UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Income Fund
January 31, 2017

AC Alternatives Income - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES(1) — 15.1%
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.31%, 10/8/19	365,000	370,774
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.72%, 12/8/21	80,000	81,975
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.71%, 9/8/22	1,350,000	1,337,523
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 1.09%, 2/27/17	225,134	219,059
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(2)	1,014,875	983,424
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(2)	283,667	277,516
CarMax Auto Owner Trust, Series 2015-4, Class D, 3.00%, 5/16/22	300,000	300,107
CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	750,000	749,908
CLI Funding V LLC, Series 2013-2A, Class NOTE SEQ, 3.22%, 6/18/28(2)	342,729	331,542
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(2)	754,519	728,258
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(2)	463,090	452,148
CPS Auto Receivables Trust, Series 2013-A, Class E, 6.41%, 6/15/20(2)	53,813	53,954
CPS Auto Receivables Trust, Series 2014-C, Class D, 4.83%, 8/17/20(2)	250,000	249,735
CPS Auto Receivables Trust, Series 2015-C, Class C SEQ, 3.42%, 8/16/21(2)	370,000	373,319
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(2)	207,000	208,950
CPS Auto Receivables Trust, Series 2016-A, Class E, 7.65%, 12/15/21(2)	250,000	259,074
CPS Auto Trust, Series 2016-D, Class D SEQ, 4.53%, 1/17/23(2)	250,000	249,630
CPS Auto Trust, Series 2017-A, Class D, 4.61%, 12/15/22(2)	500,000	502,973
Dell Equipment Finance Trust, Series 2015-1, Class D, 2.84%, 9/22/20(2)	600,000	601,095
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(2)	550,000	560,997
Drive Auto Receivables Trust, Series 2015-CA, Class D, 4.20%, 9/15/21(2)	300,000	306,539
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(2)	380,000	384,287
DT Auto Owner Trust, Series 2016-2A, Class C, 3.67%, 1/18/22(2)	295,000	297,773
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(2)	400,000	404,731
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10%, 12/15/20(2)	1,210,000	1,236,958
Exeter Automobile Receivables Trust, Series 2015-2A, Class A SEQ, 1.54%, 11/15/19(2)	100,476	100,463
Exeter Automobile Receivables Trust, Series 2015-2A, Class D, 5.79%, 5/16/22(2)	275,000	276,456
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83%, 8/16/21(2)	800,000	827,170
Flagship Credit Auto Trust, Series 2014-2, Class B, 2.84%, 11/16/20(2)	357,000	360,445
Flagship Credit Auto Trust, Series 2014-2, Class C, 3.95%, 12/15/20(2)	132,000	133,496
Flagship Credit Auto Trust, Series 2015-1, Class C, 3.76%, 6/15/21(2)	250,000	252,461
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21(2)	800,000	812,949
Flagship Credit Auto Trust, Series 2016-2, Class C, 6.22%, 9/15/22(2)	640,000	684,287
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(2)	218,750	212,419
Global SC Finance II SRL, Series 2013-2A, Class A SEQ, 3.67%, 11/17/28(2)	674,667	653,897
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19%, 7/17/29(2)	1,043,250	1,010,728
Global SC Finance II SRL, Series 2014-1A, Class A2, 3.09%, 7/17/29(2)	1,047,625	985,591
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(2)	869,253	890,984
OneMain Financial Issuance Trust, Series 2015-2A, Class A SEQ, 2.57%, 7/18/25(2)	450,000	450,419
OneMain Financial Issuance Trust, Series 2016-2A, Class A SEQ, 4.10%, 3/20/28(2)	685,000	699,597
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.94%, 3/20/28(2)	300,000	315,860
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(2)	475,000	478,495
Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.00%, 7/28/20(2)	450,000	450,061
Santander Drive Auto Receivables Trust, Series 2016-1, Class D, 4.02%, 4/15/22	500,000	518,498
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class B, 2.39%, 11/20/29(2)	313,109	312,690
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class B, 2.40%, 6/20/31(2)	127,593	127,532
Springleaf Funding Trust, Series 2015-AA, Class A SEQ, 3.16%, 11/15/24(2)	600,000	605,778
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(2)	130,000	129,735

TAL Advantage V LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	556,042	536,272
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(2)	235,000	224,524
Vertical Bridge CC LLC, Series 2016-2A, Class A SEQ, 5.19%, 10/15/46(2)	498,594	491,306
VOLT XLIV LLC, Series 2016-NPL4, Class A1 SEQ, 4.25%, 4/25/46(2)	1,203,933	1,213,840
TOTAL ASSET-BACKED SECURITIES (Cost $25,270,395)		25,278,202
COMMON STOCKS — 14.1%
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	10,990	835,899
Automobiles — 0.7%
General Motors Co.	30,764	1,126,270
Beverages — 0.6%
PepsiCo, Inc.	9,055	939,728
Biotechnology — 1.0%
AbbVie, Inc.	17,040	1,041,315
Amgen, Inc.	2,306	361,304
Gilead Sciences, Inc.	4,420	320,229
		1,722,848
Commercial Services and Supplies — 0.6%
KAR Auction Services, Inc.	23,056	1,050,201
Communications Equipment — 0.6%
Cisco Systems, Inc.	31,920	980,582
Containers and Packaging — 0.9%
Packaging Corp. of America	4,047	373,052
Sonoco Products Co.	19,380	1,064,931
		1,437,983
Distributors — 0.2%
Genuine Parts Co.	3,640	352,388
Electrical Equipment — 0.7%
Hubbell, Inc.	9,494	1,159,028
Food and Staples Retailing — 0.6%
Sysco Corp.	20,227	1,061,108
Food Products — 0.2%
Bunge Ltd.	4,664	322,795
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories	25,023	1,045,211
Health Care Providers and Services — 0.3%
Cardinal Health, Inc.	6,275	470,374
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp.	6,665	369,108
Household Durables — 0.2%
Whirlpool Corp.	2,127	371,991
Leisure Products — 0.2%
Polaris Industries, Inc.	4,224	355,112
Machinery — 1.0%
Cummins, Inc.	2,648	389,282
PACCAR, Inc.	17,721	1,192,801
		1,582,083
Metals and Mining — 0.7%
Nucor Corp.	20,179	1,172,198

Multiline Retail — 0.2%
Target Corp.	6,291	405,644
Oil, Gas and Consumable Fuels — 0.2%
Marathon Petroleum Corp.	7,933	381,181
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	6,356	312,461
Johnson & Johnson	8,389	950,054
		1,262,515
Road and Rail — 0.2%
Union Pacific Corp.	3,624	386,246
Semiconductors and Semiconductor Equipment — 1.3%
Intel Corp.	27,919	1,027,977
KLA-Tencor Corp.	12,908	1,098,600
		2,126,577
Software — 0.6%
Microsoft Corp.	14,438	933,417
Specialty Retail — 0.6%
American Eagle Outfitters, Inc.	19,380	292,832
Penske Automotive Group, Inc.	7,412	402,916
Williams-Sonoma, Inc.	6,925	333,854
		1,029,602
Textiles, Apparel and Luxury Goods — 0.4%
Coach, Inc.	9,105	340,072
VF Corp.	5,998	308,777
		648,849
TOTAL COMMON STOCKS (Cost $22,921,605)		23,528,938
BANK LOAN OBLIGATIONS(3) — 9.5%
Aerospace and Defense — 0.6%
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.25%, 7/7/22	365,238	368,433
DigitalGlobe, Inc., 2016 Term Loan B, 3.53%, 1/15/24	101,246	102,006
Jazz Acquisition, Inc., 1st Lien Term Loan, 4.50%, 6/19/21	52,681	50,079
Sequa Corporation, New Term Loan B, 5.25%, 6/19/17	161,307	154,721
TransDigm, Inc., Term Loan D, 3.98%, 6/4/21	399,233	398,766
		1,074,005
Air Freight and Logistics — 0.2%
XPO Logistics, Inc., Term Loan B2, 4.25%, 10/30/21	252,756	254,863
Building Products — 0.1%
Jeld-Wen Inc., Term Loan B2, 4.75%, 7/1/22	123,741	124,823
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term Loan B, 6.50%, 8/12/22	219,568	221,993
Atotech B.V., 2017 Term Loan B1, 1/24/24(4)	51,591	52,042
		274,035
Commercial Services and Supplies — 0.5%
Advanced Disposal Services Inc., Term Loan B3, 3.50%, 11/10/23	508,644	514,186
Monitronics International Inc., Term Loan B2, 6.50%, 9/30/22	11,792	11,972
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22	131,259	131,136
USAGM HoldCo LLC, 2016 Incremental Term Loan, 5.50%, 7/28/22(5)	122,714	123,833
		781,127
Communications Equipment — 0.2%
Polycom, Inc., 1st Lien Term Loan, 7.50%, 9/27/23	247,269	249,742
Radiate Holdco, LLC, 1st Lien Term Loan, 12/2/23(4)	71,113	71,791
		321,533

Construction and Engineering†
SRS Distribution Inc., 2015 Term Loan B, 5.29%, 8/25/22	33,358	33,873
Construction Materials — 0.2%
Caelus Energy Alaska O3, LLC, 2nd Lien Term Loan, 4/15/20(4)	150,000	134,813
CPG International Inc., New Term Loan, 4.75%, 9/30/20	244,772	247,374
		382,187
Consumer Discretionary — 0.5%
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21	396,699	396,574
Travel Leaders Group, LLC, 2017 1st Lien Term Loan, 1/19/24(4)	58,080	59,006
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.29%, 5/6/21	246,826	248,430
William Morris Endeavor Entertainment, LLC, 2nd Lien Term Loan, 8.29%, 5/6/22	100,000	100,625
		804,635
Containers and Packaging — 0.3%
Berry Plastics Group, Inc., Term Loan J, 3.29%, 1/19/24	58,018	58,521
BWAY Holding Company, 2016 Term Loan B, 4.75%, 8/14/23	317,025	319,720
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.25%, 12/29/23	87,413	88,287
		466,528
Distributors — 0.1%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/1/21	72,673	72,514
Spin Holdco Inc., New Term Loan B, 4.27%, 11/14/19	181,213	180,809
		253,323
Diversified Financial Services — 0.3%
Ascensus, Inc., Term Loan, 5.50%, 12/3/22	104,454	104,715
Camelot UK Holdco Limited, Term Loan B, 4.75%, 10/3/23	30,106	30,425
Hub International Limited, Term Loan B, 4.00%, 10/2/20	239,339	240,573
Opal Acquisition, Inc., Term Loan B, 5.00%, 11/27/20	93,708	87,734
UFC Holdings, LLC, 1st Lien Term Loan, 5.00%, 8/18/23	95,030	95,485
		558,932
Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings S.A., Term Loan B2, 3.75%, 6/30/19	117,301	115,703
Telesat Canada, USD Term Loan B3, 4.78%, 11/17/23	79,262	79,460
		195,163
Electric Utilities — 0.1%
Vistra Operations Company LLC, 2016 Term Loan B2, 4.02%, 12/14/23	85,960	86,999
Electronic Equipment, Instruments and Components — 0.2%
Excelitas Technologies Corp., 1st Lien Term Loan, 6.00%, 10/31/20	403,270	396,716
Energy — 0.2%
Granite Acquisition Inc., Term Loan B, 5.00%, 12/19/21	286,643	289,725
Granite Acquisition Inc., Term Loan C, 5.00%, 12/19/21	12,870	13,008
		302,733
Energy Equipment and Services — 0.2%
Murray Energy Corporation, Term Loan B2, 8.25%, 4/16/20	297,488	283,512
Equity Real Estate Investment Trusts (REITs)†
Communications Sales & Leasing, Inc., Term Loan B, 4.50%, 10/24/22	48,860	49,544
Food and Staples Retailing†
Albertsons, LLC, USD 2016 Term Loan B5, 4.25%, 12/22/22	16,559	16,707
US Foods, Inc., 2016 Term Loan B, 6/27/23(4)	18,132	18,290
		34,997
Food Products†
Hostess Brands, LLC, 2016 1st Lien Term Loan, 4.00%, 8/3/22	38,157	38,615
Pinnacle Foods Finance LLC, 2017 Term Loan B, 1/27/24(4)	31,631	31,730
		70,345

Health Care Providers and Services — 0.5%
BioClinica, Inc., 1st Lien Term Loan, 5.25%, 10/20/23	55,154	55,775
inVentiv Health, Inc., 2016 Term Loan B, 4.75%, 11/9/23	124,769	126,077
Jaguar Holding Company II, 2015 Term Loan B, 4.25%, 8/18/22	428,670	431,731
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22	140,184	142,243
Team Health, Inc., 1st Lien Term Loan, 1/17/24(4)	95,244	95,244
		851,070
Health Care Technology†
Press Ganey Holdings, Inc., 1st Lien Term Loan, 4.25%, 10/21/23	62,500	62,774
Hotels, Restaurants and Leisure — 0.1%
1011778 B.C. Unlimited Liability Company, Term Loan B2, 12/10/21(4)	35,525	35,903
Aramark Services, Inc., USD Term Loan E, 9/7/19(4)	26,249	26,531
Aramark Services, Inc., USD Term Loan F, 2/24/21(4)	22,089	22,317
Cedar Fair, L.P., New Term Loan B, 3.28%, 3/6/20	1,682	1,699
Hilton Worldwide Finance, LLC, Term Loan B2, 10/25/23(4)	36,814	37,226
Scientific Games International, Inc., 2014 Term Loan B2, 6.01%, 10/1/21	49,886	50,349
		174,025
Industrial Conglomerates — 0.3%
American Builders & Contractors Supply Co., Inc., Term Loan B, 3.53%, 10/31/23	161,818	163,465
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 1/13/22(4)	123,750	125,463
Milacron LLC, Amended Term Loan B, 6/20/23(4)	28,139	28,314
Polyconcept Investments B.V., USD 2016 Term Loan B, 6.03%, 8/10/23	149,625	151,028
		468,270
Insurance — 0.2%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.50%, 8/12/22	317,042	319,053
AmWINS Group, LLC, 2017 Term Loan B, 1/5/24(4)	36,493	36,707
		355,760
Internet Software and Services — 0.4%
Ancestry.com Operations Inc., 1st Lien Term Loan, 5.25%, 10/19/23	320,155	324,257
MH Sub I, LLC, 1st Lien Term Loan, 4.75%, 7/8/21	243,343	245,017
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.50%, 11/3/23	88,761	89,736
		659,010
IT Services — 0.6%
Alion Science and Technology Corporation, 2015 Term Loan B, 5.50%, 8/19/21	48,955	48,772
CDW LLC, 2016 Term Loan B, 8/17/23(4)	87,500	88,245
First Data Corporation, 2016 USD Term Loan, 3.78%, 3/24/21	349,873	352,442
Netsmart Technologies, Inc., 2016 Term Loan C1, 5.50%, 4/19/23	155,838	156,764
Travelport Finance (Luxembourg) S.a.r.l., 2017 Term Loan B, 4.25%, 9/2/21	234,934	237,381
WEX Inc., Term Loan B, 4.28%, 7/1/23	95,872	97,232
		980,836
Machinery — 0.3%
Columbus McKinnon Corporation, Term Loan B, 1/13/24(4)	28,922	29,175
Husky Injection Molding Systems Ltd., 1st Lien Term Loan, 4.25%, 6/30/21	388,881	391,799
Rexnord LLC, 2016 Term Loan B, 3.77%, 8/21/23	90,065	90,762
Silver II US Holdings, LLC, Term Loan, 4.00%, 12/13/19	28,460	27,059
		538,795
Media — 1.2%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21	249,362	248,466
CDS U.S. Intermediate Holdings, Inc., 1st Lien Term Loan, 5.00%, 7/8/22	113,600	114,695
Checkout Holding Corp., 1st Lien Term Loan, 4.50%, 4/9/21	159,438	140,704
Checkout Holding Corp., 2nd Lien Term Loan, 7.75%, 4/11/22	50,000	34,500
Cumulus Media Holdings Inc., 2013 Term Loan, 4.25%, 12/23/20	170,696	112,968
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.54%, 2/28/20	43,210	43,228

Entercom Radio, LLC, 2016 Term Loan, 4.50%, 11/1/23		72,420	73,356
GTT Communications, Inc., 2017 Term Loan B, 5.00%, 1/9/24		26,922	27,359
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.25%, 11/17/23		114,860	116,009
Live Nation Entertainment, Inc., Term Loan B2, 3.31%, 10/31/23		13,458	13,608
Regal Cinemas Corporation, Reprice Term Loan, 3.28%, 4/1/22		250,000	252,386
Trader Corporation, Term Loan, 5.00%, 9/28/23		25,763	26,069
Ziggo Secured Finance BV, EUR Term Loan C, 3.75%, 8/31/24	EUR	350,000	379,400
Ziggo Secured Finance Partnership, EUR Term Loan F, 4/23/25(4)	EUR	370,632	405,016
			1,987,764
Metals and Mining — 0.3%
TurboCombustor Technology, Inc, New Term Loan B, 5.50%, 12/2/20		$126,043	115,645
WireCo WorldGroup, Inc., 1st Lien Term Loan, 6.50%, 9/30/23		318,774	322,660
			438,305
Multiline Retail†
J.C. Penney Corporation, Inc., 2016 Term Loan B, 5.25%, 6/23/23		58,550	58,568
Personal Products — 0.1%
KIK Custom Products, Inc., 2015 Term Loan B, 5.50%, 8/26/22		182,286	184,869
Pharmaceuticals — 0.1%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		70,887	71,773
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 5.00%, 6/30/23		61,261	61,070
Prestige Brands, Inc., Term Loan B4, 1/26/24(4)		42,778	43,264
			176,107
Real Estate Management and Development — 0.1%
Lightstone Generation LLC, Term Loan B, 11/22/23(4)		153,815	155,978
Lightstone Generation LLC, Term Loan C, 11/22/23(4)		14,649	14,855
			170,833
Semiconductors and Semiconductor Equipment†
Cavium, Inc., Term Loan B, 3.78%, 8/16/22		44,387	44,942
Software — 0.7%
Compuware Corporation, Term Loan B3, 12/15/21(4)		38,782	38,937
Emdeon Business Services, LLC, Term Loan B2, 3.75%, 11/2/18		287,001	287,599
Epicor Software Corporation, 1st Lien Term Loan, 4.75%, 6/1/22		49,159	49,451
Epicor Software Corporation, 2016 Term Loan, 5.00%, 6/1/22		54,542	55,088
Quest Software US Holdings Inc., Term Loan B, 7.00%, 10/31/22		83,782	85,131
RP Crown Parent, LLC, 2016 Term Loan B, 4.50%, 10/12/23		125,000	126,266
SolarWinds, Inc., 2016 USD Term Loan, 5.50%, 2/5/23		104,240	104,584
Sophia, L.P., 2017 Term Loan B, 4.25%, 9/30/22		279,165	279,994
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.25%, 6/30/22		149,564	146,198
Synchronoss Technologies, Inc., Term Loan, 4.08%, 1/12/24		50,812	51,097
			1,224,345
Specialty Retail — 0.2%
Coinstar LLC, 1st Lien Term Loan, 5.25%, 9/27/23		34,838	35,349
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 3.78%, 8/19/23		77,662	78,216
Petco Animal Supplies, Inc., 2016 Term Loan B1, 5.00%, 1/26/23		173,380	171,306
			284,871
Technology Hardware, Storage and Peripherals — 0.1%
Dell Inc., 2016 Term Loan B, 9/7/23(4)		37,585	37,838
Optiv Security, Inc., 1st Lien Term Loan, 1/19/24(4)		47,667	48,025
Optiv Security, Inc., 2nd Lien Term Loan, 1/19/25(4)		13,395	13,646
			99,509
Textiles, Apparel and Luxury Goods — 0.1%
Ascena Retail Group, Inc., 2015 Term Loan B, 5.31%, 8/21/22		120,113	110,032

Wireless Telecommunication Services — 0.2%
LTS Buyer LLC, 1st Lien Term Loan, 4.25%, 4/13/20	178,262	179,821
Sprint Communications, Inc., 1st Lien Term Loan B, 1/13/24(4)	144,856	145,129
		324,950
TOTAL BANK LOAN OBLIGATIONS (Cost $15,739,797)		15,945,508
CORPORATE BONDS — 9.1%
Aerospace and Defense — 0.1%
StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23(2)	63,000	66,938
Airlines — 0.3%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(2)	500,000	457,500
United Continental Holdings, Inc., 5.00%, 2/1/24	82,000	81,897
VistaJet Malta Finance plc / VistaJet Co. Finance LLC, 7.75%, 6/1/20(2)	20,000	14,250
		553,647
Auto Components — 0.1%
Allison Transmission, Inc., 5.00%, 10/1/24(2)	69,000	69,690
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	106,000	109,313
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	20,000	20,200
		199,203
Chemicals — 0.3%
TPC Group, Inc., 8.75%, 12/15/20(2)	553,000	500,465
Commercial Services and Supplies — 0.2%
ADT Corp. (The), 3.50%, 7/15/22	47,000	44,650
Live Nation Entertainment, Inc., 4.875%, 11/1/24(2)	57,000	57,143
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	78,000	84,727
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(2)	75,000	76,594
ServiceMaster Co. LLC (The), 5.125%, 11/15/24(2)	62,000	62,930
		326,044
Communications Equipment — 0.2%
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	172,000	180,385
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	135,000	143,016
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)	32,000	32,800
		356,201
Construction and Engineering — 0.2%
SBA Communications Corp., 4.875%, 7/15/22	126,000	128,048
SBA Communications Corp., 4.875%, 9/1/24(2)	112,000	109,603
		237,651
Construction Materials — 0.2%
Standard Industries, Inc., 6.00%, 10/15/25(2)	44,000	46,695
USG Corp., 5.50%, 3/1/25(2)	68,000	71,485
Vulcan Materials Co., 4.50%, 4/1/25	126,000	132,573
		250,753
Consumer Finance — 0.2%
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21	23,000	23,978
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	115,000	120,031
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)(6)	104,000	106,730
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(2)(6)	52,000	53,495
		304,234
Consumer Staples — 0.1%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(2)	91,000	92,365
Sabre GLBL, Inc., 5.375%, 4/15/23(2)	73,000	74,620
Sabre GLBL, Inc., 5.25%, 11/15/23(2)	53,000	53,927
		220,912

Containers and Packaging — 0.3%
Ball Corp., 5.25%, 7/1/25	77,000	81,162
Berry Plastics Corp., 5.50%, 5/15/22	89,000	93,005
Berry Plastics Corp., 5.125%, 7/15/23	100,000	102,820
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26(2)	26,000	24,895
Sealed Air Corp., 5.125%, 12/1/24(2)	126,000	131,040
		432,922
Diversified Financial Services†
Ally Financial, Inc., 4.125%, 2/13/22	33,000	33,041
Ally Financial, Inc., 5.125%, 9/30/24	20,000	20,600
		53,641
Diversified Telecommunication Services — 0.7%
Inmarsat Finance plc, 4.875%, 5/15/22(2)	310,000	305,350
Intelsat Jackson Holdings SA, 9.50%, 9/30/22(2)	389,000	440,542
Level 3 Financing, Inc., 5.625%, 2/1/23	400,000	410,000
Telesat Canada / Telesat LLC, 8.875%, 11/15/24(2)	66,000	70,950
		1,226,842
Electronic Equipment, Instruments and Components — 0.2%
WESCO Distribution, Inc., 5.375%, 6/15/24	263,000	265,599
Energy Equipment and Services — 0.1%
CHC Helicopter SA, 9.25%, 10/15/20(7)(8)	252,000	159,390
Equity Real Estate Investment Trusts (REITs)†
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26(2)	66,000	63,525
Food Products — 0.4%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	31,000	31,155
Lamb Weston Holdings, Inc., 4.875%, 11/1/26(2)	31,000	31,116
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21(9)	400,000	412,500
Post Holdings, Inc., 5.00%, 8/15/26(2)	141,000	136,681
TreeHouse Foods, Inc., 6.00%, 2/15/24(2)	84,000	88,515
		699,967
Health Care Providers and Services — 0.7%
Covenant Surgical Partners, Inc., 8.75%, 8/1/19(2)	400,000	388,500
Envision Healthcare Corp., 6.25%, 12/1/24(2)	70,000	73,850
HCA, Inc., 5.375%, 2/1/25	294,000	300,248
HCA, Inc., 4.50%, 2/15/27	75,000	74,156
Universal Health Services, Inc., 5.00%, 6/1/26(2)	278,000	278,000
		1,114,754
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	500,000	514,375
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(2)	70,000	71,575
Aramark Services, Inc., 5.125%, 1/15/24	301,000	315,297
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	56,000	57,960
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(2)	135,000	133,144
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(2)	20,000	20,358
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	97,000	98,374
Six Flags Entertainment Corp., 4.875%, 7/31/24(2)	134,000	133,330
		1,344,413
Household Durables — 0.1%
Lennar Corp., 4.875%, 12/15/23	63,000	64,417
Tempur Sealy International, Inc., 5.50%, 6/15/26	61,000	60,238
Toll Brothers Finance Corp., 5.625%, 1/15/24	63,000	66,504
		191,159

Industrial Conglomerates — 0.1%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/22(2)		213,000	211,136
Insurance — 0.2%
Aircastle Ltd., 5.50%, 2/15/22		375,000	395,588
Machinery — 0.3%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21(2)		29,000	30,378
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(2)		102,000	106,590
Oshkosh Corp., 5.375%, 3/1/25		340,000	353,175
			490,143
Media — 1.8%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26(2)		22,000	22,495
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		60,000	62,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24		387,000	407,318
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)		476,000	505,601
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)(6)		111,000	113,081
GTT Escrow Corp., 7.875%, 12/31/24(2)		75,000	78,750
Lamar Media Corp., 5.75%, 2/1/26		131,000	139,351
National CineMedia LLC, 6.00%, 4/15/22		250,000	259,375
National CineMedia LLC, 5.75%, 8/15/26		86,000	87,935
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)		94,000	95,998
Regal Entertainment Group, 5.75%, 6/15/23		113,000	117,520
Regal Entertainment Group, 5.75%, 2/1/25		65,000	66,463
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)		44,000	46,943
Sirius XM Radio, Inc., 5.375%, 7/15/26(2)		15,000	15,281
Unison Ground Lease Funding LLC, 6.27%, 3/15/43(2)		171,000	158,375
Unitymedia GmbH, 3.75%, 1/15/27	EUR	350,000	360,320
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(2)		$101,000	103,020
Univision Communications, Inc., 6.75%, 9/15/22(2)		68,000	71,570
Univision Communications, Inc., 5.125%, 5/15/23(2)		90,000	89,718
Univision Communications, Inc., 5.125%, 2/15/25(2)		286,000	273,745
			3,075,109
Metals and Mining†
Compass Minerals International, Inc., 4.875%, 7/15/24(2)		48,000	47,040
Multiline Retail†
JC Penney Corp., Inc., 5.875%, 7/1/23(2)		37,000	37,740
Oil, Gas and Consumable Fuels — 0.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(2)		53,000	57,240
Diamondback Energy, Inc., 4.75%, 11/1/24(2)		300,000	301,125
Gulfport Energy Corp., 6.00%, 10/15/24(2)		320,000	327,600
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)		69,000	71,070
Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18(2)		500,000	362,500
			1,119,535
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., 4.50%, 5/15/23	EUR	100,000	80,862
Semiconductors and Semiconductor Equipment†
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(2)		$60,000	63,600
Software — 0.1%
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)		63,000	65,520
Sophia LP / Sophia Finance, Inc., 9.00%, 9/30/23(2)		94,000	100,110
			165,630
Specialty Retail — 0.1%
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25		127,000	133,350

Technology Hardware, Storage and Peripherals — 0.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21(2)	63,000	66,475
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	63,000	68,136
		134,611
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 4.875%, 5/15/26(2)	100,000	99,000
L Brands, Inc., 5.625%, 2/15/22	63,000	66,307
PVH Corp., 4.50%, 12/15/22	49,000	49,919
		215,226
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 6.00%, 4/15/24	150,000	160,500
T-Mobile USA, Inc., 6.375%, 3/1/25	12,000	13,005
T-Mobile USA, Inc., 6.50%, 1/15/26	298,000	328,619
		502,124
TOTAL CORPORATE BONDS (Cost $15,255,043)		15,239,954
COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 8.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class A1A SEQ, 5.32%, 2/11/44	142,710	142,634
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, VRN, 4.62%, 2/15/17(2)	218,403	220,275
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, VRN, 5.02%, 2/15/17(2)	919,884	928,542
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, VRN, 6.05%, 2/1/17	437,242	444,772
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, VRN, 5.48%, 2/1/17	252,558	252,808
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class A1A, VRN, 5.76%, 2/1/17	501,402	505,139
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class D, VRN, 4.27%, 2/15/17(2)	1,000,000	1,013,125
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, VRN, 6.06%, 2/1/17	250,000	254,225
CSMC Trust, Series 2015-DEAL, Class D, VRN, 3.87%, 2/15/17(2)	1,000,000	1,001,865
EQTY Mortgage Trust, Series 2014-INNS, Class E, VRN, 4.22%, 2/8/17(2)	1,000,000	990,966
GE Commercial Mortgage Corp., Series 2007-C1, Class A1A, VRN, 5.48%, 2/1/17	345,702	346,410
GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class E, VRN, 9.27%, 2/15/17(2)	1,000,000	1,034,200
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class E, VRN, 4.57%, 2/15/17(2)	1,000,000	1,006,616
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class D, VRN, 4.52%, 2/15/17(2)	1,000,000	1,015,880
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, VRN, 4.52%, 2/15/17(2)	300,000	294,887
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, VRN, 4.62%, 2/15/17(2)	300,000	296,629
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, VRN, 4.37%, 2/15/17(2)	400,000	400,233
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, VRN, 4.07%, 2/15/17(2)	1,000,000	1,000,677
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, VRN, 5.875%, 2/11/17	709,632	715,519
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A SEQ, 5.39%, 2/15/40	86,499	86,536
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 6.37%, 2/15/17(2)	1,194,512	1,211,701
Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3 SEQ, 5.57%, 12/15/44	442,463	449,555
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,558,985)		13,613,194
EXCHANGE-TRADED FUNDS — 7.6%
iShares Global Financials ETF	55,272	3,267,680
iShares International Select Dividend ETF	184,537	5,644,987
iShares U.S. Preferred Stock ETF	61,408	2,339,645
PowerShares Preferred Portfolio ETF	100,174	1,459,535
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,208,361)		12,711,847
COLLATERALIZED LOAN OBLIGATIONS(1) — 7.9%
ARES Collateralized Loan Obligations Ltd., Series 2012-2X, Class E, VRN, 6.82%, 4/12/17	500,000	502,427
Ares Enhanced Loan Investment Strategy IR Ltd., Series 2013-IRAR, Class D, VRN, 6.04%, 4/24/17(2)	850,000	833,686
CIFC Funding Ltd., Series 2014-3A, Class E, VRN, 5.79%, 4/24/17(2)	500,000	481,315
CIFC Funding Ltd., Series 2016-1A, Class D, VRN, 4.97%, 4/21/17(2)	1,000,000	1,013,873

Covenant Credit Partners Collateralized Loan Obligations II Ltd., Series 2014-2A, Class D, VRN, 4.67%, 4/17/17(2)	1,000,000	997,604
Galaxy XVI Collateralized Loan Obligations Ltd., Series 2013-16A, Class E, VRN, 5.41%, 2/16/17(2)	814,944	785,155
Golub Capital Partners Collateralized Loan Obligations Ltd., Series 2015-22A, Class C, VRN, 5.06%, 2/21/17(2)	300,000	302,104
Neuberger Berman Collateralized Loan Obligations XVI Ltd., Series 2014-16A, Class D, VRN, 4.37%, 4/17/17(2)	1,000,000	978,991
Northwoods Capital IX Ltd., Series 2012-9A, Class E, VRN, 6.12%, 4/18/17(2)	621,000	620,379
OZLM Funding II Ltd., Series 2012-2A, Class CR, VRN, 4.89%, 7/31/17(2)	500,000	501,739
OZLM VI Ltd., Series 2014-6A, Class D, VRN, 5.77%, 4/17/17(2)	535,000	508,228
OZLM VIII Ltd., Series 2014-8A, Class C, VRN, 4.52%, 4/17/17(2)	1,000,000	993,676
Pinnacle Park Collateralized Loan Obligations Ltd., Series 2014-1A, Class E, VRN, 5.97%, 4/17/17(2)	520,000	503,994
Sound Point Collateralized Loan Obligations V Ltd., Series 2014-1A, Class D, VRN, 4.42%, 4/18/17(2)	300,000	295,249
TICP Collateralized Loan Obligations VI 2016-2 Ltd., Series 2016-6A, Class D, VRN, 5.08%, 7/17/17(2)	1,000,000	1,013,131
Venture XIV Collateralized Loan Obligations Ltd., Series 2013-14A, Class D, VRN, 4.69%, 2/28/17(2)	300,000	302,805
Venture XVI Collateralized Loan Obligations Ltd., Series 2014-16A, Class B1L, VRN, 4.47%, 4/17/17(2)	1,000,000	984,176
WhiteHorse VII Ltd., Series 2013-1A, Class B1L, VRN, 4.63%, 2/24/17(2)	1,500,000	1,507,872
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,717,618)		13,126,404
EXCHANGE-TRADED NOTES — 5.0%
ETRACS Alerian MLP Infrastructure Index ETN	80,074	2,346,168
JPMorgan Alerian MLP Index ETN	180,545	5,977,845
TOTAL EXCHANGE-TRADED NOTES (Cost $7,746,363)		8,324,013
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 3.5%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Banc of America Merrill Lynch, Series 2016 ASHF , Class E, 7.45%, 12/15/33(2)	1,000,000	1,019,375
Credit Suisse Mortgage Trust, Series 2015-SAND, Class E, VRN, 4.62%, 2/15/17(2)	300,000	301,979
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA2, Class 1A1 SEQ, 6.00%, 1/25/35	928,930	918,623
		2,239,977
U.S. Government Agency Collateralized Mortgage Obligations — 2.1%
FHLMC, Series 2017-DNA1, Class M2, 4.03%, 7/25/29(6)	1,000,000	1,000,000
FNMA, Series 2016-C06, Class 1M2, VRN, 5.02%, 2/27/17	1,000,000	1,062,125
GNMA, Series 2012-87, IO, VRN, 0.59%, 2/1/17	6,384,997	228,360
GNMA, Series 2012-99, IO, SEQ, VRN, 0.56%, 2/1/17	4,711,746	192,956
GNMA, Series 2014-126, IO, SEQ, VRN, 0.75%, 2/1/17	5,326,560	306,499
GNMA, Series 2014-126, IO, SEQ, VRN, 0.98%, 2/1/17	6,555,766	430,320
GNMA, Series 2015-85, IO, VRN, 0.66%, 2/1/17	6,846,302	352,786
		3,573,046
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,055,248)		5,813,023
U.S. TREASURY SECURITIES — 3.3%
U.S. Treasury Notes, 1.625%, 5/15/26	3,765,000	3,509,466
U.S. Treasury Notes, 2.00%, 11/15/26	2,100,000	2,018,173
TOTAL U.S. TREASURY SECURITIES (Cost $5,696,705)		5,527,639
PURCHASED OPTIONS CONTRACTS†
SPDR S&P Retail ETF, Put $43, Expires March 2017	28	3,262
SPDR S&P 500 ETF Trust, Call $226, Expires February 2017	14	4,221
SPDR S&P 500 ETF Trust, Call $227, Expires February 2017	44	6,930
SPDR S&P 500 ETF Trust, Put $225, Expires February 2017	14	1,470
SPDR S&P 500 ETF Trust, Put $226.50, Expires February 2017	44	3,366
SPDR S&P 500 ETF Trust, Put $183, Expires March 2017	9	95
SPDR S&P 500 ETF Trust, Put $184, Expires March 2017	4	46
SPDR S&P 500 ETF Trust, Put $195, Expires June 2017	3	432

TOTAL PURCHASED OPTIONS CONTRACTS (Cost $34,753)		19,822

TEMPORARY CASH INVESTMENTS — 18.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $30,870,703)	30,870,703	30,870,703
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 101.7% (Cost $168,075,576)		169,999,247
CORPORATE BONDS SOLD SHORT — (0.1)%
Automobiles — (0.1)%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	(73,000)	(75,015)
Chemicals†
Tronox Finance LLC, 144A, 7.50%, 3/15/22	(60,000)	(58,800)
TOTAL CORPORATE BONDS SOLD SHORT (Proceeds $127,626)		(133,815)
OTHER ASSETS AND LIABILITIES — (1.6)%		(2,693,875)
TOTAL NET ASSETS — 100.0%		$167,171,557

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,136,089	EUR	1,070,000	State Street Bank & Trust Co.	2/21/17	(19,769)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
147	CBOE Volatility Index (VIX)	February 2017	1,899,975	(206,814)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
132	CBOE Volatility Index (VIX)	March 2017	1,890,900	204,929
37	Euro-Bund 10-Year Bonds	March 2017	6,475,714	(23,869)
28	S&P 500 E-Mini	March 2017	3,184,300	(30,986)
			11,550,914	150,074

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity		Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield 27 Index		1,500,000	Sell	5.00	12/20/21	3.52	45,707	101,645
Markit iTraxx Europe Senior Financials 26	EUR	1,073,000	Buy	1.00	12/20/21	0.91	(8,501)	(6,555)
Markit iTraxx Europe Series 26	EUR	1,073,000	Sell	1.00	12/20/21	0.73	1,206	16,113
							38,412	111,203

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value****($)
Bank of America N.A./ 21st Century Fox America, Inc.	126,000	Buy	1.00	12/20/21	(3,019)	(195)	(3,214)
Bank of America N.A./ Comcast Corp.	114,000	Buy	1.00	12/20/21	(2,978)	211	(2,767)
Bank of America N.A./ Cox Communications, Inc.	190,000	Buy	1.00	12/20/21	783	322	1,105
Bank of America N.A./ Verizon Communications, Inc.	190,000	Buy	1.00	12/20/21	(3,644)	1,521	(2,123)
					(8,858)	1,859	(6,999)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.
****The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Final maturity date indicated, unless otherwise noted.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $54,718,354, which represented 32.7% of total net assets. Of these securities, 0.9% of total net assets were deemed illiquid under policies approved by the Board of Directors.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(4)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(5)	Bank loan obligation includes unfunded delayed draw commitments. The principal amount and value of these unfunded commitments at the period end were $10,019 and $10,110, respectively.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Non-income producing.

(8)	Security is in default.

(9)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on options contracts and/or securities sold short. At the period end, the aggregate value of securities pledged was $51,459.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements and over-the-counter options contracts are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Asset-Backed Securities	—	25,278,202	—
Common Stocks	23,528,938	—	—
Bank Loan Obligations	—	15,945,508	—
Corporate Bonds	—	15,239,954	—
Commercial Mortgage-Backed Securities	—	13,613,194	—
Exchange-Traded Funds	12,711,847	—	—
Collateralized Loan Obligations	—	13,126,404	—
Exchange-Traded Notes	8,324,013	—	—
Collateralized Mortgage Obligations	—	5,813,023	—
U.S. Treasury Securities	—	5,527,639	—
Purchased Options Contracts	19,822	—	—
Temporary Cash Investments	30,870,703	—	—
	75,455,323	94,543,924	—
Other Financial Instruments
Futures Contracts	204,929	—	—
Swap Agreements	—	118,863	—
	204,929	118,863	—

Liabilities
Securities Sold Short
Corporate Bonds	—	133,815	—

Other Financial Instruments
Futures Contracts	237,800	23,869	—
Swap Agreements	—	14,659	—
Forward Foreign Currency Exchange Contracts	—	19,769	—
	237,800	58,297	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$168,124,172
Gross tax appreciation of investments	$3,153,814
Gross tax depreciation of investments	(1,278,739)
Net tax appreciation (depreciation) of investments	$1,875,075
Net tax appreciation (depreciation) on securities sold short	(6,189)
Net tax appreciation (depreciation) of investments	$1,868,886

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Long Short Fund
January 31, 2017

AC Alternatives Long Short - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 73.0%
Aerospace and Defense — 0.6%
Airbus SE	2,848	192,950
Arconic, Inc.	122	2,780
General Dynamics Corp.(1)	57	10,322
L3 Technologies, Inc.(1)	25	3,967
Leonardo SpA(2)	5,000	64,338
Northrop Grumman Corp.(1)	37	8,476
Textron, Inc.(1)	61	2,890
United Technologies Corp.	226	24,786
		310,509
Air Freight and Logistics — 0.7%
FedEx Corp.(1)	2,117	400,346
Auto Components†
Adient plc(2)	12	762
Goodyear Tire & Rubber Co. (The)(1)	74	2,397
		3,159
Automobiles — 0.1%
Ford Motor Co.(1)	1,059	13,089
General Motors Co.(1)	435	15,926
		29,015
Banks — 8.3%
Banco BPM SpA	65,396	185,665
Banco Macro SA ADR(1)	1,511	113,537
Bank of America Corp.	27,893	631,497
Bank of the Ozarks, Inc.	2,628	144,198
BB&T Corp.	216	9,977
BBVA Banco Frances SA ADR	4,028	73,833
CIT Group, Inc.	48	1,977
Citigroup, Inc.(1)	830	46,339
Citizens Financial Group, Inc.(1)	87	3,147
Comerica, Inc.(1)	50	3,376
Fifth Third Bancorp(1)	222	5,794
First Republic Bank(1)	40	3,773
Grupo Financiero Galicia SA ADR(1)	3,529	109,646
Huntington Bancshares, Inc.(1)	222	3,004
JPMorgan Chase & Co.	5,860	495,932
KeyCorp(1)	235	4,223
M&T Bank Corp.(1)	45	7,316
Mediobanca SpA	44,111	378,800
Nordea Bank AB	32,955	398,228
PNC Financial Services Group, Inc. (The)(1)	143	17,226
Regions Financial Corp.(1)	47,500	684,475
Signature Bank(2)	2,122	334,257
SunTrust Banks, Inc.(1)	4,427	251,542
U.S. Bancorp	460	24,219
Wells Fargo & Co.(1)	9,702	546,514

Western Alliance Bancorp(2)	1,220	60,244
		4,538,739
Beverages — 1.7%
Constellation Brands, Inc., Class A(1)	3,112	466,053
Molson Coors Brewing Co., Class B(1)	2,963	285,989
Monster Beverage Corp.(1)(2)	3,850	164,010
		916,052
Biotechnology — 0.2%
Biogen, Inc.(2)	187	51,844
Incyte Corp.(2)	660	79,998
		131,842
Building Products — 1.3%
Johnson Controls International plc	15,768	693,477
Capital Markets — 2.1%
Affiliated Managers Group, Inc.(2)	2,911	443,520
Bank of New York Mellon Corp. (The)	274	12,256
BlackRock, Inc.	25	9,350
Charles Schwab Corp. (The)(1)	93	3,835
CME Group, Inc.	89	10,776
Credit Suisse Group AG	25,137	380,783
E*TRADE Financial Corp.(1)(2)	81	3,034
Franklin Resources, Inc.(1)	107	4,252
Goldman Sachs Group, Inc. (The)(1)	120	27,518
Intercontinental Exchange, Inc.(1)	2,180	127,225
Invesco Ltd.	104	3,008
Morgan Stanley(1)	427	18,143
Northern Trust Corp.(1)	65	5,392
OM Asset Management plc	7,141	100,688
Raymond James Financial, Inc.(1)	37	2,773
State Street Corp.(1)	112	8,534
Thomson Reuters Corp.	93	4,170
		1,165,257
Chemicals — 3.4%
BASF SE	4,288	412,527
Celanese Corp.(1)	40	3,376
Dow Chemical Co. (The)(1)	266	15,862
E.I. du Pont de Nemours & Co.(1)	135	10,192
Eastman Chemical Co.(1)	31	2,403
Ingevity Corp.(2)	11	611
Lanxess AG	4,105	297,565
Mosaic Co. (The)(1)	100	3,137
Sherwin-Williams Co. (The)(1)	3,402	1,033,562
Valvoline, Inc.	2,986	69,126
		1,848,361
Commercial Services and Supplies†
Republic Services, Inc.(1)	68	3,902
Waste Management, Inc.	116	8,062
		11,964
Communications Equipment — 1.7%
Arista Networks, Inc.(1)(2)	1,900	178,600
ARRIS International plc(2)	3,900	111,462
Cisco Systems, Inc.(1)	1,403	43,100
Finisar Corp.(2)	2,100	62,097

Harris Corp.(1)	29	2,978
Juniper Networks, Inc.(1)	7,574	202,832
Oclaro, Inc.(2)	18,194	178,483
Palo Alto Networks, Inc.(2)	900	132,804
Radware Ltd.(2)	1,797	26,398
		938,754
Construction Materials — 0.3%
Martin Marietta Materials, Inc.(1)	17	3,903
Vulcan Materials Co.	1,405	180,304
		184,207
Consumer Finance — 0.1%
Ally Financial, Inc.	126	2,661
American Express Co.	195	14,894
Capital One Financial Corp.(1)	154	13,458
Discover Financial Services(1)	124	8,591
		39,604
Containers and Packaging†
WestRock Co.	65	3,468
Diversified Consumer Services — 0.6%
LifeLock, Inc.(1)(2)	12,777	306,137
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(2)	657	107,840
Voya Financial, Inc.	63	2,534
		110,374
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	1,432	60,373
Cellnex Telecom SA	10,063	142,957
CenturyLink, Inc.(1)	158	4,086
DNA Oyj(2)	11,000	131,451
Level 3 Communications, Inc.(1)(2)	74	4,400
Ooma, Inc.(2)	2,900	27,985
Sunrise Communications Group AG	1,906	128,762
Telecom Argentina SA ADR	4,745	91,578
Verizon Communications, Inc.	82	4,019
		595,611
Electric Utilities — 0.5%
American Electric Power Co., Inc.	140	8,968
Duke Energy Corp.(1)	197	15,472
Edison International(1)	94	6,851
Entergy Corp.(1)	53	3,797
Eversource Energy(1)	91	5,034
Exelon Corp.(1)	247	8,862
FirstEnergy Corp.(1)	119	3,608
Pampa Energia SA ADR(2)	3,888	180,559
PG&E Corp.(1)	137	8,479
PPL Corp.(1)	190	6,620
Southern Co. (The)(1)	256	12,654
Xcel Energy, Inc.	142	5,868
		266,772
Electrical Equipment — 0.4%
Eaton Corp. plc	129	9,131
Emerson Electric Co.(1)	58	3,402

Prysmian SpA	8,883	230,716
		243,249
Electronic Equipment, Instruments and Components — 0.7%
Corning, Inc.(1)	343	9,086
Flex Ltd.(2)	17,212	269,712
Orbotech Ltd.(2)	2,700	94,203
		373,001
Energy Equipment and Services — 1.2%
Baker Hughes, Inc.	118	7,443
Halliburton Co.(1)	3,700	209,309
National Oilwell Varco, Inc.(1)	108	4,084
SBM Offshore NV	12,498	202,914
Schlumberger Ltd.	351	29,382
Tenaris SA	13,095	228,580
Weatherford International plc(2)	215	1,120
		682,832
Equity Real Estate Investment Trusts (REITs) — 0.1%
AvalonBay Communities, Inc.	37	6,413
Equity Residential(1)	102	6,199
Essex Property Trust, Inc.(1)	19	4,262
GGP, Inc.(1)	162	4,024
HCP, Inc.(1)	129	3,911
Host Hotels & Resorts, Inc.(1)	216	3,903
Kimco Realty Corp.(1)	114	2,838
Macerich Co. (The)(1)	43	2,954
Prologis, Inc.(1)	146	7,132
Quality Care Properties, Inc.(2)	27	498
Realty Income Corp.(1)	68	4,055
SL Green Realty Corp.(1)	27	2,942
UDR, Inc.	73	2,551
Ventas, Inc.	93	5,735
Vornado Realty Trust	53	5,634
Welltower, Inc.	55	3,647
Weyerhaeuser Co.	125	3,916
		70,614
Food and Staples Retailing — 0.5%
CVS Health Corp.	24	1,891
Kroger Co. (The)(1)	6,459	219,348
Sysco Corp.	113	5,928
Wal-Mart Stores, Inc.	419	27,964
Walgreens Boots Alliance, Inc.	197	16,142
		271,273
Food Products — 0.8%
Adecoagro SA(2)	8,752	101,261
Archer-Daniels-Midland Co.	178	7,878
Bunge Ltd.	42	2,907
Conagra Brands, Inc.(1)	101	3,948
J.M. Smucker Co. (The)(1)	34	4,619
Lamb Weston Holdings, Inc.	34	1,270
Mondelez International, Inc., Class A(1)	451	19,970
Nestle SA	4,260	311,251
Tyson Foods, Inc., Class A	77	4,835
		457,939

Health Care Equipment and Supplies — 1.0%
Abbott Laboratories	437	18,254
Baxter International, Inc.	54	2,587
Becton Dickinson and Co.(1)	2,524	447,480
Boston Scientific Corp.(2)	345	8,301
Danaher Corp.(1)	133	11,161
Medtronic plc	392	29,800
Stryker Corp.(1)	48	5,929
Zimmer Biomet Holdings, Inc.	46	5,443
		528,955
Health Care Providers and Services — 2.5%
Aetna, Inc.(1)	2,272	269,482
Anthem, Inc.	58	8,940
DaVita, Inc.(1)(2)	36	2,295
Express Scripts Holding Co.(1)(2)	31	2,135
HCA Holdings, Inc.(1)(2)	81	6,503
Laboratory Corp. of America Holdings(1)(2)	19	2,550
Quest Diagnostics, Inc.(1)	40	3,677
UnitedHealth Group, Inc.	5,087	824,603
Universal Health Services, Inc., Class B	2,415	272,001
		1,392,186
Hotels, Restaurants and Leisure — 1.2%
Arcos Dorados Holdings, Inc., Class A(1)(2)	30,399	176,314
Carnival Corp.(1)	120	6,646
Dunkin' Brands Group, Inc.	4,457	231,184
McDonald's Corp.	1,947	238,644
MGM Resorts International(1)(2)	117	3,370
Royal Caribbean Cruises Ltd.	49	4,588
		660,746
Household Durables†
Whirlpool Corp.	21	3,673
Household Products — 0.4%
Colgate-Palmolive Co.(1)	32	2,066
Kimberly-Clark Corp.(1)	22	2,665
Procter & Gamble Co. (The)	640	56,064
Svenska Cellulosa AB SCA, B Shares	4,350	130,792
		191,587
Industrial Conglomerates — 0.7%
General Electric Co.(1)	2,807	83,368
Rheinmetall AG	3,798	290,440
Roper Technologies, Inc.(1)	18	3,453
		377,261
Insurance — 0.9%
Aflac, Inc.	120	8,399
Alleghany Corp.(2)	6	3,669
Allstate Corp. (The)	114	8,574
American International Group, Inc.(1)	2,969	190,788
Arch Capital Group Ltd.(2)	36	3,181
Chubb Ltd.	130	17,094
Cincinnati Financial Corp.(1)	46	3,247
Everest Re Group Ltd.	13	2,859
FNF Group(1)	78	2,758
Hartford Financial Services Group, Inc. (The)(1)	118	5,748

Lincoln National Corp.(1)	71	4,793
Loews Corp.(1)	87	4,052
Markel Corp.(1)(2)	3	2,775
Marsh & McLennan Cos., Inc.(1)	60	4,081
MetLife, Inc.(1)	260	14,147
Principal Financial Group, Inc.(1)	81	4,624
Progressive Corp. (The)(1)	162	6,065
Prudential Financial, Inc.(1)	1,826	191,931
Torchmark Corp.	37	2,721
Travelers Cos., Inc. (The)	88	10,365
Unum Group	70	3,180
XL Group Ltd.	86	3,231
		498,282
Internet and Direct Marketing Retail — 0.2%
Yoox Net-A-Porter Group SpA(2)	5,341	133,358
Internet Software and Services — 2.8%
Alphabet, Inc., Class A(1)(2)	400	328,076
Alphabet, Inc., Class C(2)	400	318,716
eBay, Inc.(2)	2,400	76,392
MercadoLibre, Inc.(1)	970	179,828
Yahoo!, Inc.(2)	14,008	617,333
		1,520,345
IT Services — 1.2%
Amdocs Ltd.	43	2,524
Automatic Data Processing, Inc.	27	2,727
Computer Sciences Corp.(1)	38	2,363
Conduent, Inc.(2)	60	898
CSRA, Inc.	3,858	119,675
Fidelity National Information Services, Inc.(1)	1,045	82,994
International Business Machines Corp.(1)	111	19,372
Leidos Holdings, Inc.	177	8,553
Travelport Worldwide Ltd.	9,300	133,548
Visa, Inc., Class A(1)	3,400	281,214
		653,868
Leisure Products†
Mattel, Inc.(1)	93	2,437
Life Sciences Tools and Services†
Agilent Technologies, Inc.	89	4,358
Thermo Fisher Scientific, Inc.	74	11,277
		15,635
Machinery — 0.1%
Caterpillar, Inc.(1)	140	13,392
Deere & Co.(1)	78	8,350
Dover Corp.(1)	45	3,499
Fortive Corp.	67	3,706
Ingersoll-Rand plc	69	5,475
Parker-Hannifin Corp.(1)	22	3,237
Pentair plc	51	2,990
Stanley Black & Decker, Inc.(1)	39	4,836
		45,485
Media — 2.7%
Comcast Corp., Class A(1)	57	4,299
Discovery Communications, Inc., Class A(2)	4,350	123,322

DISH Network Corp., Class A(2)	6,482	383,540
Liberty Media Corp.-Liberty Braves, Class C(2)	11	220
Liberty Media Corp.-Liberty Formula One, Class C(2)	14	402
Liberty Media Corp.-Liberty SiriusXM, Class C(2)	56	2,010
Schibsted ASA	10,830	286,374
Time Warner, Inc.	7,261	703,228
Twenty-First Century Fox, Inc., Class A	108	3,389
		1,506,784
Metals and Mining†
Alcoa Corp.	41	1,494
Freeport-McMoRan, Inc.(1)(2)	327	5,445
Newmont Mining Corp.(1)	151	5,478
Nucor Corp.(1)	87	5,054
		17,471
Mortgage Real Estate Investment Trusts (REITs)†
Annaly Capital Management, Inc.	266	2,718
Multi-Utilities — 0.1%
Ameren Corp.	70	3,686
CenterPoint Energy, Inc.(1)	122	3,198
CMS Energy Corp.	79	3,365
Consolidated Edison, Inc.(1)	82	6,097
Dominion Resources, Inc.(1)	162	12,357
DTE Energy Co.(1)	53	5,228
Public Service Enterprise Group, Inc.(1)	146	6,461
SCANA Corp.(1)	42	2,885
Sempra Energy	70	7,167
WEC Energy Group, Inc.	89	5,255
		55,699
Multiline Retail†
Kohl's Corp.(1)	56	2,231
Target Corp.(1)	169	10,897
		13,128
Oil, Gas and Consumable Fuels — 2.9%
Anadarko Petroleum Corp.	144	10,012
Apache Corp.	108	6,460
California Resources Corp.(2)	3	64
Canadian Natural Resources Ltd.	3,557	107,528
Cheniere Energy, Inc.(1)(2)	68	3,240
Chevron Corp.	522	58,125
Cimarex Energy Co.(1)	27	3,651
Concho Resources, Inc.(1)(2)	3,036	423,340
ConocoPhillips(1)	347	16,920
Devon Energy Corp.(1)	116	5,283
Eni SpA	12,500	191,746
EOG Resources, Inc.(1)	141	14,323
EQT Corp.	46	2,789
Exxon Mobil Corp.	1,173	98,403
Hess Corp.(1)	73	3,955
HollyFrontier Corp.(1)	46	1,333
Kinder Morgan, Inc.(1)	497	11,103
Marathon Oil Corp.(1)	192	3,216
Marathon Petroleum Corp.(1)	136	6,535
Noble Energy, Inc.(1)	120	4,771

Occidental Petroleum Corp.	215	14,570
Parsley Energy, Inc., Class A(1)(2)	10,493	369,563
Phillips 66(1)	151	12,325
Pioneer Natural Resources Co.(1)	43	7,750
Plains All American Pipeline LP	3,621	113,663
Spectra Energy Corp.(1)	189	7,872
Tesoro Corp.	34	2,749
Valero Energy Corp.	140	9,206
YPF SA ADR	4,370	94,698
		1,605,193
Personal Products†
Coty, Inc., Class A	442	8,486
Pharmaceuticals — 1.8%
Allergan plc(2)	58	12,696
Bayer AG	2,354	259,959
Endo International plc(2)	40	489
Johnson & Johnson(1)	669	75,764
Merck & Co., Inc.(1)	693	42,959
Merck KGaA	3,642	399,641
Perrigo Co. plc	32	2,437
Pfizer, Inc.	1,706	54,131
STADA Arzneimittel AG	3,020	154,838
		1,002,914
Professional Services — 1.4%
Adecco Group AG	5,487	390,364
Randstad Holding NV	6,721	390,336
		780,700
Real Estate Management and Development — 0.2%
Vonovia SE	4,100	133,973
Road and Rail — 0.8%
CSX Corp.	3,365	156,102
Kansas City Southern(1)	31	2,663
Norfolk Southern Corp.(1)	82	9,632
Union Pacific Corp.	2,321	247,372
		415,769
Semiconductors and Semiconductor Equipment — 12.4%
Advanced Energy Industries, Inc.(1)(2)	806	47,425
Applied Materials, Inc.	2,838	97,202
Broadcom Ltd.(1)	4,362	870,219
Cavium, Inc.(1)(2)	5,700	377,397
Ichor Holdings Ltd.(2)	4,286	66,176
Inphi Corp.(2)	600	27,492
Integrated Device Technology, Inc.(2)	4,600	115,874
Intel Corp.(1)	1,192	43,889
KLA-Tencor Corp.	1,261	107,324
Lam Research Corp.	10,013	1,150,093
Lattice Semiconductor Corp.(2)	44,100	317,079
Marvell Technology Group Ltd.(1)	24,616	366,040
Maxim Integrated Products, Inc.(1)	8,417	374,388
Mellanox Technologies Ltd.(2)	4,600	217,810
Microchip Technology, Inc.	500	33,675
Micron Technology, Inc.(1)(2)	265	6,389
NVIDIA Corp.(1)	149	16,268

NXP Semiconductors NV(2)	5,700	557,745
ON Semiconductor Corp.(1)(2)	12,392	165,062
Qorvo, Inc.(1)(2)	9,671	620,975
QUALCOMM, Inc.	423	22,601
Skyworks Solutions, Inc.(1)	3,300	302,742
Synaptics, Inc.(1)(2)	5,500	310,090
Teradyne, Inc.(1)	15,809	448,659
Tower Semiconductor Ltd.(2)	5,963	126,475
Xilinx, Inc.	55	3,201
		6,792,290
Software — 5.4%
Activision Blizzard, Inc.	135	5,428
CA, Inc.	85	2,658
Check Point Software Technologies Ltd.(2)	1,200	118,524
CyberArk Software Ltd.(2)	1,445	76,672
Dell Technologies, Inc., Class V(2)	56	3,528
Fortinet, Inc.(1)(2)	6,100	202,886
Microsoft Corp.	977	63,163
Nuance Communications, Inc.(2)	18,160	288,018
Oracle Corp.(1)	9,320	373,825
PTC, Inc.(2)	7,102	373,352
salesforce.com, Inc.(2)	1,400	110,740
Splunk, Inc.(2)	700	40,502
Symantec Corp.	189	5,207
Synopsys, Inc.(1)(2)	7,346	461,990
TiVo Corp.(1)(2)	13,759	260,045
Verint Systems, Inc.(2)	5,644	210,803
VMware, Inc., Class A(2)	3,128	273,825
Zynga, Inc., Class A(2)	25,400	64,008
		2,935,174
Specialty Retail — 0.8%
Best Buy Co., Inc.	86	3,829
CarMax, Inc.(2)	3,319	221,410
Home Depot, Inc. (The)	1,346	185,183
Staples, Inc.	190	1,748
		412,170
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.(1)	4,500	546,075
Electronics For Imaging, Inc.(1)(2)	4,100	184,254
Hewlett Packard Enterprise Co.(1)	7,902	179,217
HP, Inc.	495	7,450
NetApp, Inc.(1)	12,529	480,111
Western Digital Corp.(1)	18,674	1,488,878
Xerox Corp.	302	2,093
		2,888,078
Textiles, Apparel and Luxury Goods — 1.4%
adidas AG	2,409	378,765
Cie Financiere Richemont SA	5,154	399,486
PVH Corp.(1)	24	2,252
		780,503
Tobacco†
Philip Morris International, Inc.	216	20,764

Water Utilities†
American Water Works Co., Inc.	52	3,819
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(2)	79	4,919
VimpelCom Ltd. ADR	22,282	94,253
		99,172
TOTAL COMMON STOCKS (Cost $35,188,321)		40,091,179
PARTICIPATORY NOTES — 3.1%
Banks — 1.7%
Alinma Bank (HSBC Bank plc), 1/22/18(3)	227,776	915,902
Materials — 1.4%
Saudi Basic Industries Corp. (Merrill Lynch International & Co. C.V.), 3/2/17(3)	29,983	764,316
TOTAL PARTICIPATORY NOTES (Cost $1,498,601)		1,680,218
EXCHANGE-TRADED FUNDS — 2.6%
iShares Global Financials ETF (Cost $1,273,063)	24,310	1,437,207
PURCHASED OPTIONS CONTRACTS†
SPDR S&P 500 ETF Trust, Put $223, Expires February 2017 (Cost $41,072)	12,300	8,918
TEMPORARY CASH INVESTMENTS — 18.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $9,923,933)	9,923,933	9,923,933
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 96.8% (Cost $47,924,990)		53,141,455
SECURITIES SOLD SHORT — (23.1)%
EXCHANGE-TRADED FUNDS SOLD SHORT — (13.9)%
Consumer Discretionary Select Sector SPDR Fund	(2,545)	(215,892)
Consumer Staples Select Sector SPDR Fund	(4,590)	(241,388)
Health Care Select Sector SPDR Fund	(1,278)	(90,125)
Industrial Select Sector SPDR Fund	(4,036)	(255,802)
iShares JP Morgan USD Emerging Markets Bond ETF	(2,065)	(231,548)
iShares MSCI Brazil Capped ETF	(5,120)	(188,774)
iShares MSCI China ETF	(9,871)	(464,036)
iShares Russell 1000 Growth ETF	(25,120)	(2,721,752)
SPDR S&P 500 ETF Trust	(3,987)	(907,162)
Technology Select Sector SPDR Fund	(46,900)	(2,348,752)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $7,067,559)		(7,665,231)
COMMON STOCKS SOLD SHORT — (9.2)%
Aerospace and Defense — (0.1)%
Boeing Co. (The)	(394)	(64,387)
Auto Components — (0.2)%
Delphi Automotive plc	(1,643)	(115,109)
Automobiles — (0.7)%
Tesla Motors, Inc.	(1,393)	(350,939)
Electrical Equipment — (0.5)%
Acuity Brands, Inc.	(500)	(103,615)
Emerson Electric Co.	(2,900)	(170,114)
		(273,729)
Equity Real Estate Investment Trusts (REITs) — (0.2)%
AvalonBay Communities, Inc.	(670)	(116,118)
Food and Staples Retailing — (0.1)%
Wal-Mart Stores, Inc.	(486)	(32,436)

Health Care Equipment and Supplies — (0.6)%
Intuitive Surgical, Inc.	(449)	(311,018)
Health Care Providers and Services — (0.3)%
HCA Holdings, Inc.	(2,306)	(185,126)
Hotels, Restaurants and Leisure — (0.2)%
Darden Restaurants, Inc.	(1,565)	(114,683)
Household Durables — (0.2)%
Electrolux AB	(4,933)	(131,120)
Industrial Conglomerates — (0.4)%
3M Co.	(694)	(121,325)
General Electric Co.	(3,667)	(108,910)
		(230,235)
Internet and Direct Marketing Retail — (0.2)%
Netflix, Inc.	(900)	(126,639)
Internet Software and Services — (0.5)%
MercadoLibre, Inc.	(729)	(135,149)
Zillow Group, Inc.	(4,400)	(155,672)
		(290,821)
IT Services — (1.3)%
Accenture plc, Class A	(1,655)	(188,455)
Infosys Ltd. ADR	(7,957)	(109,568)
International Business Machines Corp.	(2,500)	(436,300)
		(734,323)
Life Sciences Tools and Services — (0.4)%
Illumina, Inc.	(1,300)	(208,130)
Machinery — (0.5)%
AGCO Corp.	(2,100)	(131,880)
Caterpillar, Inc.	(1,379)	(131,915)
		(263,795)
Metals and Mining — (0.3)%
Barrick Gold Corp.	(7,835)	(144,477)
Multi-Utilities — (0.2)%
Consolidated Edison, Inc.	(1,475)	(109,666)
Multiline Retail — (0.3)%
Kohl's Corp.	(1,152)	(45,884)
Nordstrom, Inc.	(1,187)	(52,489)
Target Corp.	(788)	(50,811)
		(149,184)
Road and Rail — (0.2)%
Kansas City Southern	(1,315)	(112,972)
Software — (1.1)%
CA, Inc.	(5,800)	(181,366)
Oracle Corp.	(5,693)	(228,346)
Workday, Inc., Class A	(2,100)	(174,489)
		(584,201)
Specialty Retail — (0.1)%
Gap, Inc. (The)	(2,536)	(58,404)
Textiles, Apparel and Luxury Goods — (0.3)%
Michael Kors Holdings Ltd.	(1,324)	(56,680)
Swatch Group AG (The)	(366)	(129,268)
		(185,948)
Trading Companies and Distributors — (0.3)%
W.W. Grainger, Inc.	(551)	(139,166)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,681,109)	(5,032,626)
TOTAL SECURITIES SOLD SHORT (Proceeds $11,748,668)	(12,697,857)
OTHER ASSETS AND LIABILITIES(4) — 26.3%	14,435,779
TOTAL NET ASSETS — 100.0%	$54,879,377

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	11,000	USD	11,124	Morgan Stanley	3/15/17	17
USD	271,137	CHF	273,000	State Street Bank & Trust Co.	2/15/17	(4,918)
USD	75,448	CHF	76,000	State Street Bank & Trust Co.	2/15/17	(1,402)
USD	850,383	CHF	849,000	State Street Bank & Trust Co.	2/15/17	(8,121)
USD	115,132	CHF	114,000	Morgan Stanley	3/15/17	(335)
USD	4,000	CHF	4,000	Morgan Stanley	3/15/17	(51)
USD	305,422	CHF	313,000	Morgan Stanley	3/15/17	(11,607)
USD	7,882	CHF	8,000	Morgan Stanley	3/15/17	(221)
USD	7,902	CHF	8,000	Morgan Stanley	3/15/17	(201)
DKK	3,381,000	USD	486,529	State Street Bank & Trust Co.	2/15/17	4,526
DKK	297,000	USD	42,740	State Street Bank & Trust Co.	2/15/17	396
DKK	2,073,000	USD	301,417	State Street Bank & Trust Co.	2/15/17	(336)
USD	771,218	DKK	5,378,000	State Street Bank & Trust Co.	2/15/17	(9,881)
USD	30,667	DKK	214,000	State Street Bank & Trust Co.	2/15/17	(414)
USD	22,891	DKK	159,000	State Street Bank & Trust Co.	2/15/17	(202)
EUR	69,000	USD	73,236	State Street Bank & Trust Co.	2/15/17	1,283
EUR	26,000	USD	27,917	State Street Bank & Trust Co.	2/15/17	163
EUR	592,000	USD	633,521	State Street Bank & Trust Co.	2/15/17	5,836
EUR	356,000	USD	381,059	State Street Bank & Trust Co.	2/15/17	3,419
EUR	109,000	USD	116,648	State Street Bank & Trust Co.	2/15/17	1,071
EUR	91,000	USD	98,413	State Street Bank & Trust Co.	2/15/17	(133)
EUR	44,000	USD	47,057	Morgan Stanley	3/15/17	524
EUR	24,000	USD	25,722	Morgan Stanley	3/15/17	232
EUR	20,000	USD	21,678	Morgan Stanley	3/15/17	(50)
EUR	14,000	USD	15,068	Morgan Stanley	3/15/17	72
EUR	16,000	USD	17,281	Morgan Stanley	3/15/17	21
USD	65,372	EUR	62,000	State Street Bank & Trust Co.	2/15/17	(1,588)
USD	25,554	EUR	24,000	State Street Bank & Trust Co.	2/15/17	(366)
USD	4,592,483	EUR	4,321,000	State Street Bank & Trust Co.	2/15/17	(74,177)
USD	103,407	EUR	97,000	State Street Bank & Trust Co.	2/15/17	(1,352)
USD	183,321	EUR	172,000	State Street Bank & Trust Co.	2/15/17	(2,439)
USD	92,074	EUR	86,000	State Street Bank & Trust Co.	2/15/17	(805)
USD	122,459	EUR	114,000	State Street Bank & Trust Co.	2/15/17	(661)
USD	438,314	EUR	406,000	Morgan Stanley	3/15/17	(734)
USD	13,598	EUR	13,000	Morgan Stanley	3/15/17	(461)
USD	10,577	EUR	10,000	Morgan Stanley	3/15/17	(237)
GBP	63,000	USD	76,676	State Street Bank & Trust Co.	2/15/17	2,595
NOK	408,000	USD	48,212	State Street Bank & Trust Co.	2/15/17	1,259
NOK	3,009,000	USD	360,866	State Street Bank & Trust Co.	2/15/17	3,983
USD	554,591	NOK	4,711,000	State Street Bank & Trust Co.	2/15/17	(16,631)

USD	121,071	NOK	1,031,000	State Street Bank & Trust Co.	2/15/17	(3,940)
SEK	4,502,000	USD	503,323	State Street Bank & Trust Co.	2/15/17	11,644
SEK	502,000	USD	55,456	Morgan Stanley	3/15/17	2,050
SEK	586,000	USD	64,310	Morgan Stanley	3/15/17	2,818
SEK	64,000	USD	7,144	Morgan Stanley	3/15/17	187
USD	635,171	SEK	5,676,000	State Street Bank & Trust Co.	2/15/17	(14,086)
USD	203,701	SEK	1,799,000	State Street Bank & Trust Co.	2/15/17	(2,080)
USD	124,090	SEK	1,084,000	State Street Bank & Trust Co.	2/15/17	95
						(115,238)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
13	Cotation Assistée en Continu 40 Index	February 2017	666,240	16,894
1	Deutscher Aktienindex Index	March 2017	312,110	(9,258)
108	Euro STOXX 50 Index	March 2017	3,770,391	11,203
6	FTSE 100 Index	March 2017	531,794	(9,304)
2	FTSE Milano Italia Borsa Index	March 2017	200,496	(1,385)
39	S&P 500 E-Mini	March 2017	4,435,275	(46,709)
			9,916,306	(38,559)

TOTAL RETURN SWAP AGREEMENTS*
Counterparty	Units	Reference Entity	Notional Amount		Value ($)
Purchased
Credit Suisse Capital LLC	13,339	Credit Suisse Activist Index**	USD	1,335,384	30,037
Morgan Stanley Capital Services LLC	4,968	Aggreko plc	GBP	52,615	(3,258)
Morgan Stanley Capital Services LLC	2,621	Arkema SA	EUR	243,796	(4,586)
Morgan Stanley Capital Services LLC	136,226	Barclays plc	GBP	275,699	29,157
Morgan Stanley Capital Services LLC	6,051	BNP Paribas SA	EUR	335,159	24,744
Morgan Stanley Capital Services LLC	3,073	Cie Generale des Etablissements Michelin	EUR	303,953	1,540
Morgan Stanley Capital Services LLC	8,087	Compagnie de Financement Foncier	EUR	356,380	12,476
Morgan Stanley Capital Services LLC	24,691	Credit Agricole SA	EUR	270,846	34,517
Morgan Stanley Capital Services LLC	5,387	CRH plc	EUR	174,318	(675)
Morgan Stanley Capital Services LLC	5,387	CRH plc	GBP	146,363	3,537
Morgan Stanley Capital Services LLC	6,884	Dai-ichi Life Holdings, Inc.	JPY	12,155,217	17,985
Morgan Stanley Capital Services LLC	20,955	G4S plc	GBP	52,958	651
Morgan Stanley Capital Services LLC	20,818	GlaxoSmithKline plc	GBP	331,805	(17,358)
Morgan Stanley Capital Services LLC	20,585	Hitachi Ltd.	JPY	11,045,649	20,134
Morgan Stanley Capital Services LLC	51,672	ITV plc	GBP	105,936	(1,186)
Morgan Stanley Capital Services LLC	3,500	JCDecaux SA	EUR	106,862	(3,560)
Morgan Stanley Capital Services LLC	1,639	Kering	EUR	335,442	27,468
Morgan Stanley Capital Services LLC	4,843	Komatsu Ltd.	JPY	11,533,195	13,300
Morgan Stanley Capital Services LLC	1,670	LVMH Moet Hennessy Louis Vuitton SE	EUR	312,064	(479)
Morgan Stanley Capital Services LLC	11,517	Micro Focus International plc	GBP	252,814	(7,356)
Morgan Stanley Capital Services LLC	25,091	Mitsubishi Heavy Industries Ltd.	JPY	11,706,942	9,295
Morgan Stanley Capital Services LLC	24,873	Petrofac Ltd.	GBP	223,568	5,602
Morgan Stanley Capital Services LLC	5,452	Schneider Electric SE	EUR	335,287	27,770
Morgan Stanley Capital Services LLC	6,545	Societe Generale SA	EUR	280,389	17,046
Morgan Stanley Capital Services LLC	1,197	Sodexo SA	EUR	124,977	(2,661)
Morgan Stanley Capital Services LLC	5,873	SoftBank Group Corp.	JPY	52,468,559	(12,121)
Morgan Stanley Capital Services LLC	16,181	Taisei Corp.	JPY	12,365,478	5,304
Morgan Stanley Capital Services LLC	30,405	Taiwan Semiconductor Manufacturing Co. Ltd.	USD	173,126	7,958
Morgan Stanley Capital Services LLC	11,327	Technip SA	EUR	350,804	(7,486)
Morgan Stanley Capital Services LLC	4,791	Ubisoft Entertainment SA	EUR	146,152	(453)
Morgan Stanley Capital Services LLC	5,820	Vinci SA	EUR	381,207	(3,791)
					223,551

*The fund will pay or receive a floating rate as determined by the counterparty in accordance with guidelines outlined in the Master Confirmation Agreement. The floating rate and termination date adjust periodically and cannot be predicted with certainty.

**The Credit Suisse Activist Index is constructed to gain exposure to U.S. stocks with high ownership from 29 custom activist investors. The index consists of 25 stocks with high ownership (as filed on Form 13F with the Securities and Exchange Commission) subject to constraints on risk, liquidity and the size of activist exposure relative to firm value.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short and option contracts. At the period end, the aggregate value of securities pledged was $7,960,482.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,680,218, which represented 3.1% of total net assets.

(4)	Amount relates primarily to deposits with brokers for securities sold short and derivative instruments.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Participatory notes and equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or at the closing price of the reference entity on the exchange where primarily traded. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	53,221	257,288	—
Banks	3,576,046	962,693	—
Capital Markets	784,474	380,783	—
Chemicals	1,138,269	710,092	—
Diversified Telecommunication Services	192,441	403,170	—
Electrical Equipment	12,533	230,716	—
Energy Equipment and Services	251,338	431,494	—
Food Products	146,688	311,251	—
Household Products	60,795	130,792	—
Industrial Conglomerates	86,821	290,440	—
Internet and Direct Marketing Retail	—	133,358	—
Media	1,220,410	286,374	—
Oil, Gas and Consumable Fuels	1,413,447	191,746	—
Pharmaceuticals	188,476	814,438	—
Professional Services	—	780,700	—
Real Estate Management and Development	—	133,973	—
Textiles, Apparel and Luxury Goods	2,252	778,251	—
Other Industries	23,736,409	—	—
Participatory Notes	—	1,680,218	—
Exchange-Traded Funds	1,437,207	—	—
Purchased Options Contracts	8,918	—	—
Temporary Cash Investments	9,923,933	—	—
	44,233,678	8,907,777	—
Other Financial Instruments
Futures Contracts	—	28,097	—
Swap Agreements	—	288,521	—
Forward Foreign Currency Exchange Contracts	—	42,191	—
	—	358,809	—

Liabilities
Securities Sold Short
Common Stocks
Consumer Discretionary	971,638	260,388	—
Other Industries	3,800,600	—	—
Exchange-Traded Funds	7,665,231	—	—
	12,437,469	260,388	—
Other Financial Instruments
Futures Contracts	46,709	19,947	—
Swap Agreements	—	64,970	—
Forward Foreign Currency Exchange Contracts	—	157,429	—
	46,709	242,346	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$48,097,550
Gross tax appreciation of investments	$5,433,129
Gross tax depreciation of investments	(389,224)
Net tax appreciation (depreciation) of investments	5,043,905
Net tax appreciation (depreciation) on securities sold short	(991,904)
Net tax appreciation (depreciation)	$4,052,001

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2017

Global Real Estate - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Australia — 5.1%
Dexus Property Group	199,062	1,355,699
Goodman Group	291,929	1,532,081
Scentre Group	284,069	947,927
Westfield Corp.	128,013	853,378
		4,689,085
Brazil — 1.0%
BR Malls Participacoes SA(1)	200,210	932,081
Canada — 2.7%
Canadian Apartment Properties REIT	31,976	779,465
Chartwell Retirement Residences	82,121	959,893
H&R Real Estate Investment Trust	39,500	684,818
		2,424,176
China — 3.3%
China Overseas Land & Investment Ltd.	376,000	1,109,828
China Resources Land Ltd.	496,888	1,232,520
Longfor Properties Co. Ltd.	476,500	686,463
		3,028,811
Finland — 0.9%
Sponda Oyj	171,531	779,926
France — 2.6%
Gecina SA	4,837	622,930
Unibail-Rodamco SE	7,410	1,703,407
		2,326,337
Germany — 3.2%
Deutsche Wohnen AG	65,153	2,119,826
TLG Immobilien AG	14,537	275,877
Vonovia SE	15,236	497,859
		2,893,562
Hong Kong — 7.1%
Cheung Kong Property Holdings Ltd.	131,000	860,145
Hang Lung Properties Ltd.	267,000	654,837
Hongkong Land Holdings Ltd.	115,300	778,275
Link REIT	156,500	1,065,828
Sun Hung Kai Properties Ltd.	122,000	1,677,074
Wharf Holdings Ltd. (The)	196,000	1,464,449
		6,500,608
Indonesia — 0.3%
Bumi Serpong Damai Tbk PT	2,095,900	287,249
Japan — 10.4%
Activia Properties, Inc.	273	1,334,656
GLP J-REIT	110	126,357
Hulic Co. Ltd.	200,700	1,958,829
Hulic Reit, Inc.	833	1,446,001
Mitsubishi Estate Co. Ltd.	142,000	2,719,644
Nippon Building Fund, Inc.	221	1,268,338

Sumitomo Realty & Development Co. Ltd.	22,000	597,007
		9,450,832
Mexico — 0.1%
Corp. Inmobiliaria Vesta SAB de CV	46,721	51,396
Philippines — 0.9%
Ayala Land, Inc.	465,300	332,390
SM Prime Holdings, Inc.	767,500	458,048
		790,438
Singapore — 2.8%
Ascendas Real Estate Investment Trust	161,300	281,547
CapitaLand Ltd.	120,300	280,829
City Developments Ltd.	126,700	829,773
Global Logistic Properties Ltd.	189,800	350,147
Mapletree Commercial Trust	589,838	640,332
Mapletree Industrial Trust	159,000	185,586
		2,568,214
Spain — 1.1%
Inmobiliaria Colonial SA	142,264	1,043,689
Sweden — 1.1%
Hufvudstaden AB, A Shares	62,421	994,785
United Kingdom — 4.6%
Great Portland Estates plc	46,424	361,796
Safestore Holdings plc	180,748	841,537
Segro plc	408,262	2,370,233
UNITE Group plc (The)	86,532	638,448
		4,212,014
United States — 51.1%
Acadia Realty Trust	27,769	884,165
Alexandria Real Estate Equities, Inc.	16,163	1,791,184
American Campus Communities, Inc.	18,306	890,038
American Homes 4 Rent	80,943	1,803,410
Apartment Investment & Management Co., Class A	46,425	2,045,950
Brixmor Property Group, Inc.	73,087	1,763,589
Camden Property Trust	21,042	1,758,480
Colony Starwood Homes	34,756	1,093,076
CyrusOne, Inc.	10,826	521,380
Digital Realty Trust, Inc.	22,502	2,421,890
Duke Realty Corp.	40,723	990,791
Empire State Realty Trust, Inc.	56,985	1,167,623
GGP, Inc.	48,753	1,211,025
HCP, Inc.	60,897	1,846,397
Hilton Worldwide Holdings, Inc.	20,791	1,197,146
Host Hotels & Resorts, Inc.	31,512	569,422
Hudson Pacific Properties, Inc.	45,376	1,606,764
Liberty Property Trust	21,901	840,779
Mack-Cali Realty Corp.	30,337	850,043
Marriott International, Inc., Class A	13,789	1,166,549
MGM Resorts International(1)	44,605	1,284,624
Mid-America Apartment Communities, Inc.	23,082	2,191,636
National Retail Properties, Inc.	23,496	1,024,426
Physicians Realty Trust	32,188	597,087
ProLogis, Inc.	38,532	1,882,288
Public Storage	11,083	2,382,845

Realty Income Corp.	24,562	1,464,632
Retail Properties of America, Inc.	44,698	669,129
Simon Property Group, Inc.	19,564	3,595,276
STORE Capital Corp.	12,000	283,920
Taubman Centers, Inc.	10,137	718,105
Urban Edge Properties	42,355	1,184,669
Vornado Realty Trust	27,421	2,915,127
		46,613,465
TOTAL COMMON STOCKS (Cost $84,995,982)		89,586,668
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $325,760), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $319,001)		319,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,029	1,029
TOTAL TEMPORARY CASH INVESTMENTS (Cost $320,029)		320,029
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $85,316,011)		89,906,697
OTHER ASSETS AND LIABILITIES — 1.4%		1,272,021
TOTAL NET ASSETS — 100.0%		$91,178,718

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	19.3%
Real Estate Operating Companies	12.0%
Residential REITs	11.6%
Office REITs	11.2%
Diversified Real Estate Activities	9.4%
Industrial REITs	8.1%
Diversified REITs	7.0%
Specialized REITs	6.8%
Real Estate Development	4.5%
Health Care REITs	2.7%
Hotels, Resorts and Cruise Lines	2.6%
Casinos and Gaming	1.4%
Health Care Facilities	1.1%
Hotel and Resort REITs	0.6%
Cash and Equivalents*	1.7%

*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	46,613,465	—	—
Other Countries	—	42,973,203	—
Temporary Cash Investments	1,029	319,000	—
	46,614,494	43,292,203	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$87,700,421
Gross tax appreciation of investments	$3,630,568
Gross tax depreciation of investments	(1,424,292)
Net tax appreciation (depreciation) of investments	$2,206,276

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
January 31, 2017

NT Global Real Estate - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%
Australia — 5.1%
Dexus Property Group	882,641	6,011,169
Goodman Group	1,294,413	6,793,247
Scentre Group	1,259,562	4,203,109
Westfield Corp.	571,350	3,808,812
		20,816,337
Brazil — 1.0%
BR Malls Participacoes SA(1)	892,860	4,156,725
Canada — 2.6%
Canadian Apartment Properties REIT	142,716	3,478,926
Chartwell Retirement Residences	363,019	4,243,242
H&R Real Estate Investment Trust	176,297	3,056,492
		10,778,660
China — 3.3%
China Overseas Land & Investment Ltd.	1,670,000	4,929,289
China Resources Land Ltd.	2,206,000	5,471,933
Longfor Properties Co. Ltd.	2,122,500	3,057,751
		13,458,973
Finland — 0.9%
Sponda Oyj	764,852	3,477,670
France — 2.6%
Gecina SA	21,800	2,807,498
Unibail-Rodamco SE	33,219	7,636,366
		10,443,864
Germany — 3.1%
Deutsche Wohnen AG	290,734	9,459,357
TLG Immobilien AG	65,123	1,235,879
Vonovia SE	67,093	2,192,361
		12,887,597
Hong Kong — 7.1%
Cheung Kong Property Holdings Ltd.	585,000	3,841,108
Hang Lung Properties Ltd.	1,189,000	2,916,110
Hongkong Land Holdings Ltd.	514,600	3,473,550
Link REIT	697,500	4,750,257
Sun Hung Kai Properties Ltd.	540,000	7,423,113
Wharf Holdings Ltd. (The)	873,000	6,522,774
		28,926,912
Indonesia — 0.3%
Bumi Serpong Damai Tbk PT	9,354,400	1,282,048
Japan — 10.2%
Activia Properties, Inc.	1,218	5,954,619
GLP J-REIT	492	565,162
Hulic Co. Ltd.	889,900	8,685,411
Hulic Reit, Inc.	3,694	6,412,399
Mitsubishi Estate Co. Ltd.	629,000	12,046,874
Nippon Building Fund, Inc.	989	5,675,954

Sumitomo Realty & Development Co. Ltd.	94,000	2,550,846
		41,891,265
Mexico — 0.1%
Corp. Inmobiliaria Vesta SAB de CV	206,059	226,676
Philippines — 0.9%
Ayala Land, Inc.	2,069,500	1,478,363
SM Prime Holdings, Inc.	3,413,700	2,037,313
		3,515,676
Singapore — 2.8%
Ascendas Real Estate Investment Trust	714,900	1,247,848
CapitaLand Ltd.	538,300	1,256,613
City Developments Ltd.	564,400	3,696,322
Global Logistic Properties Ltd.	878,500	1,620,676
Mapletree Commercial Trust	2,611,600	2,835,171
Mapletree Industrial Trust	711,600	830,583
		11,487,213
Spain — 1.1%
Inmobiliaria Colonial SA	635,404	4,661,502
Sweden — 1.1%
Hufvudstaden AB, A Shares	278,405	4,436,860
United Kingdom — 4.5%
Great Portland Estates plc	204,259	1,591,853
Safestore Holdings plc	805,951	3,752,391
Segro plc	1,804,740	10,477,719
UNITE Group plc (The)	380,167	2,804,935
		18,626,898
United States — 50.6%
Acadia Realty Trust	123,725	3,939,404
Alexandria Real Estate Equities, Inc.	71,612	7,936,042
American Campus Communities, Inc.	81,183	3,947,117
American Homes 4 Rent	362,609	8,078,929
Apartment Investment & Management Co., Class A	207,090	9,126,456
Brixmor Property Group, Inc.	325,005	7,842,371
Camden Property Trust	93,880	7,845,552
Colony Starwood Homes	153,990	4,842,986
CyrusOne, Inc.	48,206	2,321,601
Digital Realty Trust, Inc.	100,110	10,774,839
Duke Realty Corp.	182,190	4,432,683
Empire State Realty Trust, Inc.	252,480	5,173,315
GGP, Inc.	216,796	5,385,213
HCP, Inc.	271,646	8,236,307
Hilton Worldwide Holdings, Inc.	92,707	5,338,069
Host Hotels & Resorts, Inc.	140,529	2,539,359
Hudson Pacific Properties, Inc.	201,044	7,118,968
Liberty Property Trust	97,982	3,761,529
Mack-Cali Realty Corp.	134,412	3,766,224
Marriott International, Inc., Class A	61,094	5,168,552
MGM Resorts International(1)	199,160	5,735,808
Mid-America Apartment Communities, Inc.	102,871	9,767,601
National Retail Properties, Inc.	105,669	4,607,168
Physicians Realty Trust	143,923	2,669,772
ProLogis, Inc.	170,332	8,320,718
Public Storage	49,000	10,535,000

Realty Income Corp.	109,181	6,510,463
Retail Properties of America, Inc.	198,749	2,975,273
Simon Property Group, Inc.	87,215	16,027,501
STORE Capital Corp.	53,402	1,263,491
Taubman Centers, Inc.	45,641	3,233,208
Urban Edge Properties	187,232	5,236,879
Vornado Realty Trust	122,325	13,004,371
		207,462,769
TOTAL COMMON STOCKS (Cost $382,339,065)		398,537,645
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $5,051,717), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $4,949,017)		4,949,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,989	2,989
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,951,989)		4,951,989
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $387,291,054)		403,489,634
OTHER ASSETS AND LIABILITIES — 1.5%		6,206,644
TOTAL NET ASSETS — 100.0%		$409,696,278

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	19.3%
Real Estate Operating Companies	11.9%
Residential REITs	11.6%
Office REITs	11.0%
Diversified Real Estate Activities	9.2%
Industrial REITs	7.9%
Diversified REITs	7.0%
Specialized REITs	6.7%
Real Estate Development	4.5%
Health Care REITs	2.6%
Hotels, Resorts and Cruise Lines	2.6%
Casinos and Gaming	1.4%
Health Care Facilities	1.0%
Hotel and Resort REITs	0.6%
Cash and Equivalents*	2.7%

*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	207,462,769	—	—
Other Countries	—	191,074,876	—
Temporary Cash Investments	2,989	4,949,000	—
	207,465,758	196,023,876	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$397,322,400
Gross tax appreciation of investments	$11,971,394
Gross tax depreciation of investments	(5,804,160)
Net tax appreciation (depreciation) of investments	$6,167,234

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
January 31, 2017

Real Estate - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Casinos and Gaming — 1.6%
MGM Resorts International(1)	765,947	22,059,273
Diversified REITs — 3.9%
Empire State Realty Trust, Inc.	913,096	18,709,337
Liberty Property Trust	426,614	16,377,712
STORE Capital Corp.	740,296	17,515,403
		52,602,452
Health Care REITs — 6.9%
HCP, Inc.	1,301,488	39,461,116
Physicians Realty Trust	1,135,269	21,059,240
Ventas, Inc.	216,137	13,329,169
Welltower, Inc.	300,991	19,955,703
		93,805,228
Hotel and Resort REITs — 3.9%
Host Hotels & Resorts, Inc.	1,287,976	23,273,726
MGM Growth Properties LLC, Class A	294,845	7,612,898
Ryman Hospitality Properties, Inc.	189,004	11,563,265
Sunstone Hotel Investors, Inc.	776,235	11,426,179
		53,876,068
Hotels, Resorts and Cruise Lines — 2.6%
Hilton Worldwide Holdings, Inc.	245,202	14,118,731
Marriott International, Inc., Class A	257,085	21,749,391
		35,868,122
Industrial REITs — 5.5%
Duke Realty Corp.	1,042,672	25,368,210
Prologis, Inc.	1,022,058	49,927,533
		75,295,743
Office REITs — 15.4%
Alexandria Real Estate Equities, Inc.	308,244	34,159,600
Boston Properties, Inc.	316,578	41,440,060
Hudson Pacific Properties, Inc.	887,061	31,410,830
Kilroy Realty Corp.	274,944	20,579,559
Mack-Cali Realty Corp.	794,958	22,274,723
Paramount Group, Inc.	741,273	12,371,846
Vornado Realty Trust	448,324	47,661,325
		209,897,943
Residential REITs — 17.2%
American Campus Communities, Inc.	433,616	21,082,410
American Homes 4 Rent	1,513,459	33,719,867
Apartment Investment & Management Co., Class A	838,811	36,966,401
AvalonBay Communities, Inc.	183,317	31,770,669
Camden Property Trust	379,800	31,739,886
Colony Starwood Homes	499,947	15,723,333
Equity Residential	388,382	23,601,974
Mid-America Apartment Communities, Inc.	414,775	39,382,886
		233,987,426
Retail REITs — 25.7%
Acadia Realty Trust	526,537	16,764,938

Brixmor Property Group, Inc.	1,465,880	35,371,684
Equity One, Inc.	305,329	9,523,212
GGP, Inc.	1,405,912	34,922,854
National Retail Properties, Inc.	557,063	24,287,947
Realty Income Corp.	884,094	52,718,525
Regency Centers Corp.	256,427	17,880,655
Retail Properties of America, Inc.	1,184,572	17,733,043
Simon Property Group, Inc.	545,930	100,325,556
Taubman Centers, Inc.	235,376	16,674,036
Urban Edge Properties	850,494	23,788,317
		349,990,767
Specialized REITs — 15.0%
CoreCivic, Inc.	375,032	10,890,929
CyrusOne, Inc.	410,597	19,774,352
Digital Realty Trust, Inc.	400,241	43,077,939
Equinix, Inc.	138,226	53,214,245
Extra Space Storage, Inc.	118,230	8,518,472
Public Storage	317,565	68,276,475
		203,752,412
TOTAL COMMON STOCKS (Cost $1,126,874,900)		1,331,135,434
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/45, valued at $18,192,247), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $17,833,059)		17,833,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,147	10,147
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,843,147)		17,843,147
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $1,144,718,047)		1,348,978,581
OTHER ASSETS AND LIABILITIES — 1.0%		13,381,725
TOTAL NET ASSETS — 100.0%		$1,362,360,306

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,331,135,434	—	—
Temporary Cash Investments	10,147	17,833,000	—
	1,331,145,581	17,833,000	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,178,724,365
Gross tax appreciation of investments	$193,465,274
Gross tax depreciation of investments	(23,211,058)
Net tax appreciation (depreciation) of investments	$170,254,216

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2017